As filed with the SEC on December 17, 2021 .	Registration Nos. 333-237297
811-05826
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 6	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 214	☑

(Check appropriate box or boxes.)

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
800-778-2255
(Address and telephone number of principal executive offices)
_____________

Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
280 Trumbull Street
Hartford, Connecticut 06103
(Name and address of agent for service)
_____________

Approximate Date of Proposed Public Offering: ___

It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of rule 485
☑ on January 15, 2022, pursuant to paragraph (b) of rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of rule 485
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
☑ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 (File No. 333-237297) of Pruco Life Insurance Company and its Pruco Life Variable Universal Account is to delay the effective date of Post-Effective Amendment No. 5 to January 15, 2022. Post-Effective Amendment No. 5 was filed with the Securities and Exchange Commission on October 22, 2021, for the purpose of including in this Registration Statement a new Initial Summary Prospectus. These Post-Effective Amendments do not amend or delete the currently effective PruLife® SVUL Protector® Prospectus, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted therein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 17th day of December, 2021.

Pruco Life Variable Universal Account
(Registrant)
By: /s/ Christopher J. Madin
Christopher J. Madin Vice President and Corporate Counsel

Pruco Life Insurance Company
(Depositor)
By: /s/Christopher J. Madin
Christopher J. Madin Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 17th day of December, 2021.

Signature and Title

/s/ *
Markus Coombs
Director and Vice President

/s/ *
Caroline A. Feeney
Director

/s/ *
Salene Hitchcock-Gear
Director
	*By:	/s/ Christopher J. Madin
/s/ *		Christopher J. Madin
Susan M. Mann		(Attorney-in-Fact)
Director, Vice President, Chief Accounting Officer, and Chief Financial Officer

/s/ *
Nandini Mongia
Director and Treasurer

/s/ *
Dylan J. Tyson
Director, President, and Chief Executive Officer

/s/ *
Candace Woods
Director